Fair Value Measurements - Summary of fair value of Apexigen's marketable securities and the gross unrealized holding gains and losses (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 9,998	$ 12,921	$ 35,179
Unrealized Gains	0	0	3
Unrealized Losses	(17)	(4)	0
Estimated Fair Value	9,981	12,917	35,182
U.S. treasury securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	5,995		2,499
Unrealized Gains	0		1
Unrealized Losses	(4)		0
Estimated Fair Value	5,991		2,500
Commercial paper [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		5,498	21,881
Unrealized Gains		0	0
Unrealized Losses		0	0
Estimated Fair Value		5,498	21,881
Corporate debt securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		4,515	7,492
Unrealized Gains		0	2
Unrealized Losses		(3)	0
Estimated Fair Value		4,512	7,494
Government debt securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	4,003	1,503
Unrealized Gains	0	0
Unrealized Losses	(13)	0
Estimated Fair Value	3,990	1,503
Asset backed securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		1,405	3,307
Unrealized Gains		0	0
Unrealized Losses		(1)	0
Estimated Fair Value		1,404	3,307
Cash [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,106	4,917	7,083
Unrealized Gains	0	0	0
Unrealized Losses	0	0	0
Estimated Fair Value	1,106	4,917	7,083
Money market funds [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	10,538	18,526	18,201
Unrealized Gains	0	0	0
Unrealized Losses	0	0	0
Estimated Fair Value	10,538	18,526	18,201
Total cash and cash equivalents [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	11,644	23,443	25,284
Unrealized Gains	0	0	0
Unrealized Losses	0	0	0
Estimated Fair Value	$ 11,644	$ 23,443	$ 25,284